AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
April 8, 2016
1933 ACT FILE NO. 333-194601
1940 ACT FILE NO. 811-22935

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 5	[X]

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 6	[X]

Pax World Funds Series Trust III
(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801
(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729
(Registrant’s Area Code and Telephone Number)

Joseph F. Keefe
Pax World Management LLC
30 Penhallow Street, Suite 400
 Portsmouth, New Hampshire 03801
(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.
Brian D. McCabe, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 8th day of April, 2016.

PAX WORLD FUNDS SERIES TRUST III (Registrant)
By:	/s/ JOSEPH F. KEEFE
Joseph F. Keefe
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, President	April 8, 2016
(Principal Executive Officer)

/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial	April 8, 2016
and Accounting Officer)

Adrian P. Anderson*
Adrian P. Anderson	Trustee	April 8, 2016

Cynthia Hargadon*
Cynthia Hargadon	Trustee	April 8, 2016

D’Anne Hurd*
D’Anne Hurd	Trustee	April 8, 2016

Sallie Krawcheck*
Sallie Krawcheck	Trustee	April 8, 2016

Louis F. Laucirica*
Louis F. Laucirica	Trustee	April 8, 2016

John L. Liechty*
John L. Liechty	Trustee	April 8, 2016

Nancy S. Taylor*
Nancy S. Taylor	Trustee	April 8, 2016

*By:	/s/ Maureen L. Conley
Maureen L. Conley As Attorney-in-Fact April 8, 2016

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE